UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2009

[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

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    ANNUAL REPORT
    USAA SHORT-TERM BOND FUND
    FUND SHARES o INSTITUTIONAL SHARES
    JULY 31, 2009

 =========================================

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FUND OBJECTIVE

HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.
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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities; the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Distributions to Shareholders                                             19

    Report of Independent Registered Public Accounting Firm                   20

    Portfolio of Investments                                                  21

    Notes to Portfolio of Investments                                         36

    Financial Statements                                                      40

    Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                               59

ADVISORY AGREEMENT                                                            61

TRUSTEES' AND OFFICERS' INFORMATION                                           67

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN THIS INVESTMENT CLIMATE, IT IS CRITICAL TO
HAVE AN INVESTMENT PLAN - ONE THAT SUITS         [PHOTO OF CHRISTOPHER W. CLAUS]
YOUR GOALS, RISK TOLERANCE, AND TIME HORIZON."

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AUGUST 2009

Over the past 12 months, investors have experienced both extremes -- the ups and the downs -- of the investment markets.

During 2008, corporate bonds suffered one of their worst sell-offs in history. "Credit spreads," the risk premium between the yield of a fixed-income security and a comparable U.S. Treasury, widened dramatically. Investors saw distressed sales, poor liquidity conditions, and the demise of several large financial institutions. However, beginning in March 2009, corporate bonds enjoyed a remarkable rally as credit spreads contracted toward more normal, historical levels. Nevertheless, we believe attractive opportunities remain.

During the reporting period, money market yields declined as the Federal Reserve (the Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. The Fed's governors are likely to keep rates at these levels until they are certain of a sustained economic recovery. Accordingly, I don't expect money market yields to begin rising until sometime during the second half of 2010.

Meanwhile, the equity market seemed to be on a wild ride, one even more hair-raising than the one experienced by the bond market. Over the course of the reporting period, investors experienced two bear markets and two bull markets. (In a bear market, stock prices decline more than 20% from their peak. In a bull market, they increase more than 20% from their low.) The latest bull market began on March 9, 2009, after equities appeared to reach their lowest levels of this economic cycle. Stocks rallied strongly on optimism about the impact of the federal stimulus program. The rally continued into the end of the period on signs of economic improvement

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2  | USAA SHORT-TERM BOND FUND
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and better-than-expected corporate earnings. Currently, we think the equity markets are trading at appropriate levels.

While corporate earnings have generally exceeded expectations, much of it was achieved by cost cutting and inventory reduction. Top line revenue growth is necessary to sustain an economic recovery, and this depends on the consumer. But the unemployment rate -- which I don't expect to return to normal levels in the near future -- appears to be weighing down consumer confidence. Although housing prices appear to be stabilizing and manufacturing is beginning to recover, the economy is likely to experience an extended period of slow economic growth before regaining its full health.

As for inflation, I don't see it as a near-term threat. With so much excess capacity, most businesses lack pricing power. Long term, however, inflation is a concern. The U.S. government has launched a tremendous number of initiatives, totaling more than $12 trillion. That number has raised concerns about the impact of these initiatives on the U.S. dollar and their potential to trigger inflation. Under the circumstances, some exposure to commodities, such as gold and other precious metals, could be advantageous as a potential hedge against a falling dollar and inflationary pressures.

In this investment climate, it is critical to have an investment plan -- one that suits your goals, risk tolerance, and time horizon. At USAA, we are proud to offer what we consider an outstanding value -- some of the industry's top investment talent, exceptional service, and no-load mutual funds.

We appreciate the opportunity to serve your investment needs. Thank you for your faith and trust in us.

Sincerely,

/s/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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                   MATTHEW FREUND, CFA                       JULIANNE BASS, CFA
[PHOTO OF          USAA Investment        [PHOTO OF          USAA Investment
MATTHEW FREUND]    Management Company     JULIANNE BASS]     Management Company

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o   HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND) PERFORM?

    The Fund Shares provided a total return of 6.10% for the year ended July 31, 2009, putting your Fund in the top 9% of its peer group (the Lipper Short Investment Grade Debt Funds Average returned 1.38%). This compares to returns of 5.10% for the Barclays Capital 1-3 Year Government/Credit Index and 2.26% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund Shares provided a one-year dividend yield of 4.84%, compared to 3.88% for the average Lipper Short Investment Grade Debt Fund.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS?

    The reporting period was a tale of two markets. During the first half, a series of shocks -- each one extraordinary in its own right -- raised fears about the stability of the global financial system. In a six-week period beginning in mid-September 2008, investors witnessed the U.S. government takeover of Freddie Mac and Fannie Mae, the failure of Lehman Brothers, the government bailout of American International Group, and the forced mergers of Washington Mutual, Wachovia, and Merrill Lynch among others. These remarkable events called into question the solvency of many financial institutions. Market volatility

    Refer to pages 13 and 14 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA SHORT-TERM BOND FUND

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                           o HISTORICAL YIELD CURVE o

                        [CHART OF HISTORICAL YIELD CURVE]

                          7/31/2008             7/31/2009                CHANGE
3 Month                     1.659%                0.175%                -1.4839%
6 month                     1.862                 0.249                 -1.6136
2 year                      2.508                 1.111                 -1.3966
5 year                      3.235                 2.514                 -0.7207
10 year                     3.946                 3.480                 -0.4667
30 year                     4.573                 4.298                 -0.2744

                                    [END CHART]

        Source: Bloomberg L.P.

    Past performance is no guarantee of future results and is not an indication of performance of any USAA product.

    increased to historic levels as investors questioned the safety of securities, including those with the highest credit ratings.

    The broad-based flight to safety affected every sector of the bond market with only ultra-safe U.S. government obligations providing positive returns. The spread -- or premium an investor receives over risk-free U.S. Treasuries -- increased. Spreads reached new heights that had not been seen in previous crises such as the failures of Long-Term Capital Management, Enron Corp., and WorldCom, Inc.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    To contain the turmoil in the financial markets, the Federal Reserve lowered overnight interest rates from 2.00% to a range of 0% to 0.25%. It also implemented programs to support the financial system and get credit flowing again. Gradually, investors appeared to gain confidence in the effectiveness of the government's policies.

    As the global financial system pulled back from the brink, market sentiment improved and credit spreads narrowed. In March 2009, we saw the beginning of a rally that was as broad-based as the first half's decline. In search of higher yields, many investors retraced their steps, selling the U.S. Treasuries they purchased during the flight to safety in favor of other kinds of bonds with higher yields.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We continued to emphasize sectors of the fixed-income market that typically offer a yield advantage over Treasuries with reasonable margins of safety. For the one-year reporting period, this strategy gave your Fund a substantial yield advantage over its peers.

    Credit analysis was not rewarded during the first half of the period. We saw tremendous dislocations and forced selling as highly levered investors sold their marketable bonds to raise cash and meet margin calls. This hurt some of the highly-rated bonds held by the Fund, especially among seasoned corporate bonds and commercial mortgage-backed securities (CMBS). Despite strong credit statistics and a stable operating history, these securities were among the first to decline as other investors scrambled to meet margin calls.

    We took advantage of the indiscriminate selling and short-term volatility to add AAA-rated short-term securities to the portfolio at attractive prices. As always, our experienced research team helped to identify these opportunities while continuing to analyze and monitor every bond in your Fund.

    As the market rebounded during spring and summer of 2009, your Fund benefited from our credit analysis and disciplined investment process.

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6  | USAA SHORT-TERM BOND FUND

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    We remain committed to seeking long-term income generation through a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To attempt to control our exposure to potential surprises, we continued to limit the positions we took in any one issuer.

o   WHAT IS THE OUTLOOK?

    We expect economic conditions to remain weak for some time as consumers rebuild their personal balance sheets. In the near term, we believe inflation will remain moderate and well contained. Once the recovery begins, the U.S. government will have to reduce its many stimulus measures in a careful and measured way. If it ends them too soon, the recovery could be choked off. If it waits too long, there could be a surge in inflation.

    We also expect yields to continue falling as bond prices rise and the market absorbs supply. As a result, your Fund is likely to produce a somewhat lower yield in the months ahead. We remain committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

    Thank you for your continued faith and trust in us.

    As interest rates rise, existing bond prices fall.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA SHORT-TERM BOND FUND SHARES

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                          OVERALL MORNINGSTAR RATING(TM)
                        out of 355 short-term bond funds
                       for the period ended July 31, 2009:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 355 funds

                                     5-YEAR
                                     * * * *
                                out of 303 funds

                                     10-YEAR
                                      * * *
                                out of 158 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA SHORT-TERM BOND FUND

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                               LIPPER LEADERS (OVERALL)

                                 [5]              [5]

                            TOTAL RETURN      PRESERVATION

The Short-Term Bond Fund Shares are listed as a Lipper Leader for Total Return and Preservation among 210 funds and 4,074 fixed-income funds within the Lipper Short Investment Grade Debt Funds category for the overall period ended July 31, 2009, respectively. The Fund Shares received a Lipper Leader rating for Total Return among 210 and 177 funds for the three- and five-year periods, respectively and a score of 3 among 90 funds for the 10-year period. The Fund Shares received a Lipper Leader rating for Preservation among 4,074, 3,612, and 2,401 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of July 31, 2009. Lipper ratings for Preservation reflect funds' expense minimization relative to peers with similar load structures as of July 31, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  9

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INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (Symbol: USSBX)

--------------------------------------------------------------------------------
                                            7/31/09                  7/31/08
--------------------------------------------------------------------------------
Net Assets                              $902.5 Million            $651.4 Million
Net Asset Value Per Share                   $8.89                     $8.81
Dollar-Weighted Average
Portfolio Maturity(+)                      2.4 Years                 2.7 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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 30-DAY SEC YIELD* AS OF 7/31/09                                EXPENSE RATIO**
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            4.40%                                                    0.69%

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA SHORT-TERM BOND FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JULY 31, 2009

--------------------------------------------------------------------------------
                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS               3.97%        =          4.89%          +        (0.92)%
5 YEARS                4.21%        =          4.41%          +        (0.20)%
1 YEAR                 6.10%        =          5.19%          +         0.91%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2000 -- JULY 31, 2009

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

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                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/2000           6.18%                6.69%                    -0.51%
7/31/2001           9.61%                7.03%                     2.58%
7/31/2002          -4.29%                5.36%                    -9.65%
7/31/2003           5.14%                4.47%                     0.67%
7/31/2004           2.51%                3.28%                    -0.77%
7/31/2005           2.19%                3.41%                    -1.22%
7/31/2006           3.36%                4.15%                    -0.79%
7/31/2007           5.06%                4.49%                     0.57%
7/31/2008           4.26%                4.71%                    -0.45%
7/31/2009           6.10%                5.19%                     0.91%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW | 11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL 1-3 YR         USAA SHORT-TERM     LIPPER SHORT INVESTMENT
                        GOVERNMENT/CREDIT                BOND FUND           GRADE BOND FUNDS
                             INDEX                        SHARES                 INDEX
 7/31/1999                $10,000.00                   $10,000.00              $10,000.00
 8/31/1999                 10,026.37                    10,011.62               10,019.52
 9/30/1999                 10,093.74                    10,084.33               10,085.82
10/31/1999                 10,123.69                    10,091.98               10,107.53
11/30/1999                 10,146.05                    10,148.95               10,140.86
12/31/1999                 10,156.51                    10,172.37               10,162.54
 1/31/2000                 10,156.51                    10,227.62               10,167.08
 2/29/2000                 10,226.89                    10,315.34               10,232.82
 3/31/2000                 10,284.79                    10,382.74               10,285.60
 4/30/2000                 10,304.57                    10,405.06               10,288.09
 5/31/2000                 10,341.84                    10,392.60               10,324.54
 6/30/2000                 10,455.93                    10,549.07               10,439.09
 7/31/2000                 10,527.45                    10,619.98               10,503.35
 8/31/2000                 10,610.86                    10,581.73               10,579.70
 9/30/2000                 10,698.29                    10,683.43               10,669.56
10/31/2000                 10,746.17                    10,669.72               10,701.23
11/30/2000                 10,846.21                    10,773.45               10,798.31
12/31/2000                 10,977.07                    10,897.09               10,913.11
 1/31/2001                 11,132.58                    11,063.16               11,068.52
 2/28/2001                 11,211.84                    11,146.97               11,145.69
 3/31/2001                 11,302.85                    11,252.13               11,226.09
 4/30/2001                 11,338.68                    11,304.50               11,252.96
 5/31/2001                 11,408.48                    11,377.33               11,322.52
 6/30/2001                 11,452.20                    11,438.89               11,369.33
 7/31/2001                 11,596.24                    11,640.54               11,509.15
 8/31/2001                 11,674.93                    11,713.79               11,583.73
 9/30/2001                 11,848.65                    11,816.62               11,694.12
10/31/2001                 11,967.03                    11,820.47               11,782.63
11/30/2001                 11,934.79                    11,517.23               11,724.43
12/31/2001                 11,940.66                    11,449.44               11,712.72
 1/31/2002                 11,974.77                    11,464.57               11,746.67
 2/28/2002                 12,026.80                    11,418.61               11,781.32
 3/31/2002                 11,948.54                    11,451.31               11,727.98
 4/30/2002                 12,081.98                    11,478.53               11,821.25
 5/31/2002                 12,145.48                    11,518.12               11,887.25
 6/30/2002                 12,242.65                    11,417.16               11,900.61
 7/31/2002                 12,364.48                    11,140.95               11,936.30
 8/31/2002                 12,431.27                    11,293.91               12,011.09
 9/30/2002                 12,538.91                    11,395.38               12,089.22
10/31/2002                 12,554.82                    11,271.61               12,096.63
11/30/2002                 12,554.25                    11,260.07               12,101.62
12/31/2002                 12,690.41                    11,435.53               12,222.22
 1/31/2003                 12,706.04                    11,474.74               12,241.45
 2/28/2003                 12,776.27                    11,550.48               12,315.12
 3/31/2003                 12,803.35                    11,573.37               12,333.94
 4/30/2003                 12,852.80                    11,676.92               12,387.21
 5/31/2003                 12,925.61                    11,821.00               12,458.07
 6/30/2003                 12,953.99                    11,844.52               12,481.04
 7/31/2003                 12,869.71                    11,713.95               12,371.04
 8/31/2003                 12,875.02                    11,723.20               12,382.73
 9/30/2003                 13,017.06                    11,885.67               12,511.71
10/31/2003                 12,964.31                    11,857.04               12,480.02
11/30/2003                 12,965.31                    11,862.41               12,482.70
12/31/2003                 13,047.58                    11,921.74               12,545.73
 1/31/2004                 13,083.13                    11,964.66               12,586.25
 2/29/2004                 13,156.51                    12,035.01               12,644.25
 3/31/2004                 13,203.09                    12,079.66               12,687.23
 4/30/2004                 13,067.65                    11,968.65               12,573.88
 5/31/2004                 13,049.45                    11,957.98               12,549.25
 6/30/2004                 13,053.32                    11,961.85               12,558.03
 7/31/2004                 13,108.64                    12,009.18               12,608.85
 8/31/2004                 13,211.26                    12,079.91               12,698.57
 9/30/2004                 13,203.95                    12,101.05               12,701.90
10/31/2004                 13,249.82                    12,131.48               12,743.86
11/30/2004                 13,185.32                    12,109.29               12,708.36
12/31/2004                 13,217.28                    12,146.25               12,747.34
 1/31/2005                 13,215.13                    12,149.78               12,749.17
 2/28/2005                 13,190.34                    12,144.25               12,737.00
 3/31/2005                 13,180.16                    12,150.77               12,719.50
 4/30/2005                 13,256.84                    12,204.28               12,785.95
 5/31/2005                 13,314.03                    12,251.63               12,836.66
 6/30/2005                 13,343.84                    12,275.58               12,874.60
 7/31/2005                 13,308.15                    12,271.60               12,845.17
 8/31/2005                 13,394.58                    12,335.36               12,923.75
 9/30/2005                 13,361.04                    12,347.66               12,896.88
10/31/2005                 13,355.59                    12,356.61               12,887.19
11/30/2005                 13,399.17                    12,383.56               12,924.89
12/31/2005                 13,451.62                    12,424.83               12,971.59
 1/31/2006                 13,477.57                    12,458.44               13,005.68
 2/28/2006                 13,493.47                    12,485.66               13,033.99
 3/31/2006                 13,509.81                    12,504.80               13,044.19
 4/30/2006                 13,555.39                    12,547.67               13,085.23
 5/31/2006                 13,574.17                    12,564.47               13,105.68
 6/30/2006                 13,600.68                    12,598.54               13,125.93
 7/31/2006                 13,705.74                    12,698.79               13,224.39
 8/31/2006                 13,808.08                    12,787.82               13,320.66
 9/30/2006                 13,881.89                    12,865.92               13,393.18
10/31/2006                 13,940.37                    12,925.30               13,453.46
11/30/2006                 14,016.76                    13,019.08               13,532.82
12/31/2006                 14,023.50                    13,009.62               13,542.13
 1/31/2007                 14,055.89                    13,041.47               13,576.88
 2/28/2007                 14,170.13                    13,177.32               13,688.52
 3/31/2007                 14,225.31                    13,211.58               13,737.71
 4/30/2007                 14,277.62                    13,261.44               13,791.26
 5/31/2007                 14,266.59                    13,237.42               13,773.00
 6/30/2007                 14,326.64                    13,275.91               13,810.08
 7/31/2007                 14,438.58                    13,341.70               13,892.88
 8/31/2007                 14,556.25                    13,413.91               13,909.89
 9/30/2007                 14,663.89                    13,506.71               14,027.15
10/31/2007                 14,730.25                    13,559.93               14,059.20
11/30/2007                 14,938.51                    13,724.91               14,187.63
12/31/2007                 14,981.94                    13,760.54               14,191.82
 1/31/2008                 15,242.79                    13,860.59               14,366.92
 2/29/2008                 15,378.96                    13,854.92               14,392.27
 3/31/2008                 15,390.42                    13,838.55               14,213.49
 4/30/2008                 15,302.28                    13,828.83               14,212.77
 5/31/2008                 15,264.29                    13,898.71               14,203.16
 6/30/2008                 15,292.24                    13,902.87               14,175.77
 7/31/2008                 15,336.10                    13,909.91               14,085.77
 8/31/2008                 15,407.62                    13,934.56               14,134.89
 9/30/2008                 15,316.04                    13,798.56               13,824.14
10/31/2008                 15,348.86                    13,442.74               13,555.75
11/30/2008                 15,532.60                    13,379.72               13,338.87
12/31/2008                 15,726.96                    13,407.74               13,537.54
 1/31/2009                 15,769.38                    13,531.62               13,672.22
 2/28/2009                 15,742.15                    13,608.17               13,706.73
 3/31/2009                 15,816.39                    13,794.27               13,695.47
 4/30/2009                 15,905.97                    14,002.32               13,869.08
 5/31/2009                 16,014.76                    14,339.39               14,108.97
 6/30/2009                 16,041.99                    14,500.22               14,217.23
 7/31/2009                 16,118.24                    14,763.30               14,404.08

                                   [END CHART]

         Data from 7/31/99 through 7/31/09.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

The graph on page 12 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital 1-3 Year Government/Credit Index, formerly known as the Lehman Brothers 1-3 Year Government/Credit Index, is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA SHORT-TERM              LIPPER SHORT INVESTMENT
                            BOND FUND SHARES            GRADE DEBT FUNDS AVERAGE
7/31/2000                        6.52%                            5.81%
7/31/2001                        6.51                             5.78
7/31/2002                        6.14                             4.43
7/31/2003                        4.37                             3.36
7/31/2004                        3.29                             2.53
7/31/2005                        3.43                              2.8
7/31/2006                        4.11                             3.68
7/31/2007                         4.5                             4.38
7/31/2008                        4.68                             4.48
7/31/2009                        4.84                             3.88

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/00 to 7/31/09.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      7/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $26.2 Million
Net Asset Value Per Share                                              $8.89

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                      6.43%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
   Before Reimbursement     0.43%              After Reimbursement     0.41%

*The USAA Short-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.41%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.41%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE YEAR ENDED JULY 31, 2009, WHICH WAS 0.39% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA SHORT-TERM          LIPPER SHORT INVESTMENT       BARCLAYS CAPITAL
               BOND FUND INSTITUTIONAL            GRADE BOND            1-3 YEAR GOVERNMENT/
                       SHARES                     FUNDS INDEX               CREDIT INDEX
 7/31/2008           $10,000.00                    $10,000.00                 $10,000.00
 8/31/2008            10,016.15                     10,028.22                  10,046.64
 9/30/2008             9,920.78                      9,691.59                   9,986.92
10/31/2008             9,667.70                      9,180.80                  10,008.32
11/30/2008             9,624.67                      9,276.55                  10,128.13
12/31/2008             9,647.65                      9,619.78                  10,254.86
 1/31/2009             9,739.52                      9,593.33                  10,282.52
 2/28/2009             9,797.00                      9,479.78                  10,264.77
 3/31/2009             9,933.58                      9,592.54                  10,313.18
 4/30/2009            10,085.90                      9,783.75                  10,371.59
 5/31/2009            10,331.34                     10,046.35                  10,442.52
 6/30/2009            10,449.65                     10,222.43                  10,460.28
 7/31/2009            10,642.83                     10,530.67                  10,510.00

                                 [END CHART]

         Data from 7/31/08 through 7/31/09.*

         See page 13 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 7/31/2009 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          53%
AA                                                                           10%
A                                                                            16%
BBB                                                                          19%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                           2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 21-35.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o PORTFOLIO MIX -- 7/31/2009 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      30.2%
COMMERCIAL MORTGAGE SECURITIES                                             22.8%
ASSET-BACKED SECURITIES                                                    17.6%
U.S. GOVERNMENT AGENCY ISSUES                                              16.6%
MUNICIPAL BONDS                                                             4.2%
EURODOLLAR AND YANKEE OBLIGATIONS                                           3.9%
VARIABLE-RATE DEMAND NOTES                                                  1.9%
MONEY MARKET FUNDS                                                          1.4%
COMMERCIAL PAPER                                                            0.3%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

For the fiscal year ended July 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $34,800,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  19

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2009

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2009

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (30.2%)

            CONSUMER DISCRETIONARY (1.4%)
            -----------------------------
            BROADCASTING (0.8%)
 $  5,157   Comcast Cable Communications, Inc.                                    6.75%     1/30/2011     $  5,494
    1,000   Cox Communications, Inc.                                              7.75     11/01/2010        1,053
    1,000   Time Warner Cable, Inc.                                               8.25      2/14/2014        1,161
                                                                                                          --------
                                                                                                             7,708
                                                                                                          --------
            HOME IMPROVEMENT RETAIL (0.2%)
    2,000   Home Depot, Inc.                                                      5.20      3/01/2011        2,078
                                                                                                          --------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,000   Carnival Corp.                                                        0.50      4/29/2033        1,315
                                                                                                          --------
            SPECIALTY STORES (0.2%)
    2,000   Staples, Inc.                                                         7.75      4/01/2011        2,130
                                                                                                          --------
            Total Consumer Discretionary                                                                    13,231
                                                                                                          --------
            CONSUMER STAPLES (2.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    3,000   Cargill, Inc.(a)                                                      5.20      1/22/2013        3,137
                                                                                                          --------
            BREWERS (0.3%)
    2,000   Anheuser-Busch Companies, Inc.(a)                                     7.20      1/15/2014        2,225
                                                                                                          --------
            DRUG RETAIL (0.2%)
    2,000   Walgreen Co.                                                          4.88      8/01/2013        2,126
                                                                                                          --------
            FOOD RETAIL (0.1%)
    1,000   Kroger Co.                                                            8.05      2/01/2010        1,031
                                                                                                          --------
            PACKAGED FOODS & MEAT (0.5%)
    2,000   ConAgra Foods, Inc.                                                   5.88      4/15/2014        2,183
    1,000   Kraft Foods, Inc.                                                     4.13     11/12/2009        1,009
    1,000   Kraft Foods, Inc.                                                     6.75      2/19/2014        1,125
                                                                                                          --------
                                                                                                             4,317
                                                                                                          --------
            SOFT DRINKS (0.7%)
    1,000   Bottling Group, LLC                                                   6.95      3/15/2014        1,163
    2,000   Coca Cola Enterprises, Inc.                                           3.75      3/01/2012        2,080

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $  1,000   Coca Cola Enterprises, Inc.                                           7.38%      3/03/2014    $  1,166
    2,000   PepsiAmericas, Inc.                                                   4.38       2/15/2014       2,062
                                                                                                          --------
                                                                                                             6,471
                                                                                                          --------
            Total Consumer Staples                                                                          19,307
                                                                                                          --------
            ENERGY (5.1%)
            -------------
            INTEGRATED OIL & GAS (0.7%)
    1,000   Hess Corp.                                                            7.00       2/15/2014       1,106
    1,425   Louisiana Land and Exploration Co.                                    7.63       4/15/2013       1,566
    3,000   Marathon Oil Corp.                                                    6.50       2/15/2014       3,311
                                                                                                          --------
                                                                                                             5,983
                                                                                                          --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    1,000   Baker Hughes, Inc.                                                    6.50      11/15/2013       1,119
    2,000   Seacor Holdings, Inc.                                                 7.20       9/15/2009       2,006
                                                                                                          --------
                                                                                                             3,125
                                                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    2,000   Devon Energy Corp.                                                    5.63       1/15/2014       2,145
    2,000   Woodside Finance Ltd.                                                 8.13       3/01/2014       2,215
    1,000   XTO Energy, Inc.                                                      5.00       8/01/2010       1,023
    1,000   XTO Energy, Inc.                                                      4.63       6/15/2013       1,027
                                                                                                          --------
                                                                                                             6,410
                                                                                                          --------
            OIL & GAS REFINING & MARKETING (0.1%)
      500   Ultramar Diamond Shamrock Corp.                                       6.75      10/15/2037         503
                                                                                                          --------
            OIL & GAS STORAGE & TRANSPORTATION (3.3%)
    1,000   DCP Midstream, LLC(a)                                                 9.70      12/01/2013       1,140
    1,000   Duke Energy Field Services, LLC                                       7.88       8/16/2010       1,038
    2,000   Enbridge Energy Partners, LP                                          9.88       3/01/2019       2,461
    1,000   Energy Transfer Partners, LP                                          6.00       7/01/2013       1,050
    1,000   Energy Transfer Partners, LP                                          9.70       3/15/2019       1,256
    2,000   Enterprise Products Operating, LP                                     4.63      10/15/2009       2,005
    3,000   Enterprise Products Operating, LP                                     4.60       8/01/2012       3,091
    2,132   Kern River Funding Corp.(a)                                           6.68       7/31/2016       2,135
    2,000   Kinder Morgan Energy Partners, LP                                     6.75       3/15/2011       2,108
    2,000   NGPL PipeCo, LLC                                                      6.51      12/15/2012       2,175
    5,000   Rockies Express Pipeline, LLC(a)                                      4.25(b)    8/20/2009       5,000
    2,000   Sunoco Logistics Partners Operations, LP                              8.75       2/15/2014       2,153
    1,105   Teppco Partners, LP                                                   6.13       2/01/2013       1,169
    1,000   Teppco Partners, LP                                                   5.90       4/15/2013       1,043
    3,000   Williams Companies, Inc.                                              8.13       3/15/2012       3,221
                                                                                                          --------
                                                                                                            31,045
                                                                                                          --------
             Total Energy                                                                                   47,066
                                                                                                          --------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            FINANCIALS (8.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
 $  2,000   State Street Corp.                                                    2.15%     4/30/2012     $  2,017
                                                                                                          --------
            CONSUMER FINANCE (0.3%)
    2,000   American Express Credit Corp.                                         5.88      5/02/2013        2,059
    1,000   American Honda Finance Corp.(a)                                       6.70     10/01/2013        1,049
                                                                                                          --------
                                                                                                             3,108
                                                                                                          --------
           DIVERSIFIED BANKS (0.2%)
    1,000  First Tennessee Bank, N.A.                                             4.63      5/15/2013          806
    1,000  Huntington National Bank                                               4.38      1/15/2010        1,000
      182  U.S. Central Credit Union                                              2.70      9/30/2009          180
                                                                                                          --------
                                                                                                             1,986
                                                                                                          --------
           LIFE & HEALTH INSURANCE (2.3%)
    1,000  Blue Cross Blue Shield, Inc.                                           8.25     11/15/2011        1,084
    2,000  Genworth Life Institutional Funding Trust(a)                           5.88      5/03/2013        1,794
    2,000  Jackson National Life Global Funding(a)                                5.38      5/08/2013        1,977
    3,000  MetLife Global Funding I(a)                                            0.89(b)   5/17/2010        2,978
    2,000  MetLife Global Funding I(a)                                            5.75      7/25/2011        2,056
    1,000  MetLife Global Funding I(a)                                            5.13      4/10/2013        1,020
    4,000  Principal Life Income Fundings Trust                                   5.15      6/17/2011        4,077
    2,000  Principal Life Income Fundings Trust                                   5.15      9/30/2011        2,011
    2,000  Principal Life Income Fundings Trust                                   5.30     12/14/2012        2,059
    2,000  Prudential Financial, Inc.                                             5.15      1/15/2013        1,979
                                                                                                          --------
                                                                                                            21,035
                                                                                                          --------
           MULTI-LINE INSURANCE (0.3%)
    3,000  Genworth Global Funding Trust                                          5.20     10/08/2010        2,926
                                                                                                          --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    2,000  Citigroup, Inc.                                                        5.30     10/17/2012        1,993
    5,000  General Electric Capital Corp.                                         4.13      9/01/2009        5,014
                                                                                                          --------
                                                                                                             7,007
                                                                                                          --------
           PROPERTY & CASUALTY INSURANCE (0.8%)
    2,000  Allstate Life Global Funding Trust                                     5.38      4/30/2013        2,096
    5,000  Berkshire Hathaway Finance Corp.                                       4.20     12/15/2010        5,143
                                                                                                          --------
                                                                                                             7,239
                                                                                                          --------
           REGIONAL BANKS (0.7%)
    2,000  Chittenden Corp.                                                       5.80      2/14/2017        1,981
    2,000  Cullen/Frost Bankers, Inc.                                             5.75      2/15/2017        1,818
    2,000  National City Bank                                                     4.50      3/15/2010        2,029
    2,000  Susquehanna Bancshares, Inc.                                           2.30(b)   5/01/2014          837
                                                                                                          --------
                                                                                                             6,665
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            REITS - INDUSTRIAL (0.4%)
 $  2,000   AMB Property, LP                                                      6.30%     6/01/2013     $  1,867
    2,000   ProLogis                                                              2.25      4/01/2037        1,695
                                                                                                          --------
                                                                                                             3,562
                                                                                                          --------
            REITS - OFFICE (0.8%)
    2,000   Boston Properties, LP                                                 6.25      1/15/2013        1,999
    1,000   Brandywine Operating Partnership, LP                                  4.50     11/01/2009          997
    2,000   Duke Realty, LP                                                       5.63      8/15/2011        1,921
    2,000   Mack-Cali Realty, LP                                                  5.05      4/15/2010        1,997
                                                                                                          --------
                                                                                                             6,914
                                                                                                          --------
            REITS - RESIDENTIAL (0.6%)
    2,000   AvalonBay Communities, Inc.                                           6.63      9/15/2011        2,081
    2,000   AvalonBay Communities, Inc.                                           5.50      1/15/2012        2,037
    1,000   ERP Operating, LP                                                     6.63      3/15/2012        1,033
                                                                                                          --------
                                                                                                             5,151
                                                                                                          --------
            REITS - RETAIL (0.4%)
    1,000   Kimco Realty Corp.                                                    6.00     11/30/2012          956
    1,000   Regency Centers, LP                                                   6.75      1/15/2012          983
    2,000   Simon Property Group, LP                                              5.60      9/01/2011        2,069
                                                                                                          --------
                                                                                                             4,008
                                                                                                          --------
            REITS - SPECIALIZED (0.2%)
    1,000   Health Care Property Investors, Inc.                                  5.95      9/15/2011          996
    1,000   Nationwide Health Properties, Inc.                                    6.90     10/01/2037          997
                                                                                                          --------
                                                                                                             1,993
                                                                                                          --------
            THRIFTS & MORTGAGE FINANCE (0.4%)
    2,255   Sovereign Bank                                                        2.42(b)   4/01/2014        1,981
    2,000   Wachovia Mortgage Federal Savings Bank                                4.13     12/15/2009        2,023
                                                                                                          --------
                                                                                                             4,004
                                                                                                          --------
            Total Financials                                                                                77,615
                                                                                                          --------
            HEALTH CARE (1.8%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    2,000   Covidien International Finance S.A.                                   5.45     10/15/2012        2,140
                                                                                                          --------
            PHARMACEUTICALS (1.6%)
    2,000   Abbott Laboratories                                                   5.15     11/30/2012        2,191
    3,000   Eli Lilly & Co.                                                       3.55      3/06/2012        3,117
    1,000   Merck & Co., Inc.                                                     1.88      6/30/2011        1,008
    5,000   Pfizer, Inc.                                                          4.45      3/15/2012        5,297
    3,000   Roche Holdings, Inc.(a)                                               4.50      3/01/2012        3,148
                                                                                                          --------
                                                                                                            14,761
                                                                                                          --------
            Total Health Care                                                                               16,901
                                                                                                          --------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (2.5%)
            ------------------
            AEROSPACE & DEFENSE (0.6%)
 $  3,000   BAE Systems Holdings, Inc.                                            6.40%    12/15/2011     $  3,213
    2,000   General Dynamics Corp.                                                1.80      7/15/2011        2,001
                                                                                                          --------
                                                                                                             5,214
                                                                                                          --------
            AIR FREIGHT & LOGISTICS (0.5%)
    2,000   FedEx Corp.                                                           7.38      1/15/2014        2,247
    2,000   United Parcel Service                                                 3.88      4/01/2014        2,077
                                                                                                          --------
                                                                                                             4,324
                                                                                                          --------
            AIRLINES (0.2%)
    2,000   Southwest Airlines Co.                                                6.50      3/01/2012        2,072
                                                                                                          --------
            BUILDING PRODUCTS (0.1%)
    1,000   CRH America, Inc.                                                     5.63      9/30/2011          992
                                                                                                          --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    1,000   Caterpillar Financial Services Corp.                                  4.85     12/07/2012        1,047
    3,000   John Deere Capital Corp.                                              5.25     10/01/2012        3,210
    3,000   Paccar, Inc.                                                          6.88      2/15/2014        3,323
                                                                                                          --------
                                                                                                             7,580
                                                                                                          --------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance                                            8.50      1/15/2019        1,160
                                                                                                          --------
            RAILROADS (0.2%)
    2,000   Union Pacific Corp.                                                   5.13      2/15/2014        2,085
                                                                                                          --------
            Total Industrials                                                                               23,427
                                                                                                          --------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    1,000   Computer Sciences Corp.                                               5.50      3/15/2013        1,037
                                                                                                          --------
            MATERIALS (0.7%)
            ----------------
            DIVERSIFIED CHEMICALS (0.5%)
    2,000   Chevron Phillips Chemical Co., LLC                                    7.00      3/15/2011        2,130
    1,000   E. I. du Pont de Nemours and Co.                                      5.00      1/15/2013        1,078
    1,000   E. I. du Pont de Nemours and Co.                                      5.00      7/15/2013        1,077
                                                                                                          --------
                                                                                                             4,285
                                                                                                          --------
            GOLD (0.2%)
    2,000   Barrick Gold Finance Co., LLC                                         6.13      9/15/2013        2,159
                                                                                                          --------
            Total Materials                                                                                  6,444
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (2.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
 $  2,000   AT&T, Inc.                                                            4.85%     2/15/2014     $  2,131
    5,852   Bellsouth Corp.                                                       6.00     10/15/2011        6,306
    2,880   Qwest Corp.                                                           8.88      3/15/2012        3,002
    1,000   Verizon Communications, Inc.                                          5.25      4/15/2013        1,073
                                                                                                          --------
                                                                                                            12,512
                                                                                                          --------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    2,000   ALLTEL Corp.                                                          7.00      7/01/2012        2,219
    5,000   Verizon Wireless Capital(a)                                           3.75      5/20/2011        5,153
    1,000   Verizon Wireless Capital, LLC(a)                                      7.38     11/15/2013        1,151
                                                                                                          --------
                                                                                                             8,523
                                                                                                          --------
            Total Telecommunication Services                                                                21,035
                                                                                                          --------
            UTILITIES (5.8%)
            ----------------
            ELECTRIC UTILITIES (3.9%)
    2,000   Alabama Power Co.                                                     0.85(b)   8/25/2009        2,000
    2,000   Allegheny Energy Supply Co., LLC                                      7.80      3/15/2011        2,092
    1,000   Appalachian Power Co.                                                 5.55      4/01/2011        1,037
    1,144   Cedar Brakes II, LLC(a)                                               9.88      9/01/2013        1,160
    2,000   Cincinnati Gas & Electric Co.                                         5.70      9/15/2012        2,183
    2,000   Commonwealth Edison Co.                                               6.15      3/15/2012        2,148
    1,367   Consumers Energy Co.                                                  4.00      5/15/2010        1,385
    2,145   Detroit Edison Co.                                                    6.13     10/01/2010        2,226
    2,000   Entergy Gulf States, Inc.                                             6.00     12/01/2012        2,003
    3,000   Entergy Louisiana Holdings, Inc.                                      5.83     11/01/2010        3,007
    2,000   FPL Group Capital, Inc.                                               5.63      9/01/2011        2,141
    2,000   ITC Holdings Corp.(a)                                                 5.25      7/15/2013        1,802
    1,000   Northeast Utilities                                                   5.65      6/01/2013        1,014
    2,000   Northern States Power Co.                                             8.00      8/28/2012        2,318
      536   Oglethorpe Power Corp.                                                6.97      6/30/2011          545
    2,000   Oncor Electric Delivery Co.                                           6.38      5/01/2012        2,156
    2,000   Oncor Electric Delivery Co.                                           5.95      9/01/2013        2,154
    2,000   PacifiCorp                                                            6.90     11/15/2011        2,214
    2,000   Pepco Holdings, Inc.                                                  4.00      5/15/2010        2,010
      694   Power Contract Financing, LLC(a)                                      6.26      2/01/2010          685
                                                                                                          --------
                                                                                                            36,280
                                                                                                          --------
            GAS UTILITIES (0.3%)
    2,000   AGL Capital Corp.                                                     7.13      1/14/2011        2,057
    1,000   ONEOK Partners, LP                                                    5.90      4/01/2012        1,052
                                                                                                          --------
                                                                                                             3,109
                                                                                                          --------

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (1.6%)
 $  3,605   Black Hills Corp.                                                     6.50%     5/15/2013     $  3,747
    2,000   CenterPoint Energy Houston Electric, LLC                              5.70      3/15/2013        2,070
    2,000   CenterPoint Energy Houston Electric, LLC                              7.00      3/01/2014        2,193
    1,000   CenterPoint Energy, Inc.                                              7.25      9/01/2010        1,022
    1,000   Dominion Resources, Inc.                                              8.88      1/15/2019        1,261
    1,000   Energy East Corp.                                                     6.75      6/15/2012        1,071
    2,000   Nisource Finance Corp.                                                7.88     11/15/2010        2,093
    1,000   Puget Sound Energy, Inc.                                              6.75      1/15/2016        1,084
                                                                                                          --------
                                                                                                            14,541
                                                                                                          --------
            Total Utilities                                                                                 53,930
                                                                                                          --------
            Total Corporate Obligations (cost: $269,713)                                                   279,993
                                                                                                          --------
            EURODOLLAR AND YANKEE OBLIGATIONS (3.9%)

            ENERGY (1.1%)
            -------------
            INTEGRATED OIL & GAS (1.1%)
    5,000   BP Capital Markets plc                                                 3.13     3/10/2012        5,143
    2,000   Husky Energy, Inc.                                                     5.90     6/15/2014        2,152
    2,171   PEMEX Finance Ltd.                                                     9.03     2/15/2011        2,356
                                                                                                          --------
                                                                                                             9,651
                                                                                                          --------
            OIL & GAS DRILLING (0.0%)
      355   Delek & Avner-Yam Tethys Ltd.(a)                                       2.13(b)  8/01/2013          355
                                                                                                          --------
            Total Energy                                                                                    10,006
                                                                                                          --------
            FINANCIALS (1.8%)
            -----------------
            DIVERSIFIED BANKS (1.0%)
    1,000   ANZ Capital Trust I(a)                                                 4.48             -(c)       981
    2,000   Barclays Bank plc(a)                                                   7.38             -(c)     1,462
    2,000   Den Norske Bank ASA(a)                                                 7.73             -(c)     1,613
    1,000   HSBC Capital Funding, LP(a)                                            9.55             -(c)       990
    3,000   Mizuho Financial Group, Inc.                                           8.38             -(c)     2,955
    1,000   Royal Bank of Scotland Group plc                                       9.12             -(c)       920
                                                                                                          --------
                                                                                                             8,921
                                                                                                          --------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,500   UBS Preferred Funding Trust II                                         7.25             -(c)       949
                                                                                                          --------
            INVESTMENT BANKING & BROKERAGE (0.2%)
    2,000   Credit Suisse Group, AG                                                5.50     5/01/2014        2,129
                                                                                                          --------
            MULTI-LINE INSURANCE (0.1%)
    2,000   ING Capital Funding Trust III                                          8.44             -(c)     1,371
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
 $  2,000   ZFS Finance USA Trust I(a)                                             6.15%   12/15/2065     $  1,800
    2,000   ZFS Finance USA Trust IV(a)                                            5.88     5/09/2032        1,631
                                                                                                          --------
                                                                                                             3,431
                                                                                                          --------
            Total Financials                                                                                16,801
                                                                                                          --------
            INDUSTRIALS (0.2%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.2%)
    2,000   Siemens Finance(a)                                                     5.50     2/16/2012        2,132
                                                                                                          --------
            MATERIALS (0.1%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    1,148   Agrium, Inc.                                                           8.25     2/15/2011        1,206
                                                                                                          --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    6,000   British Telecommunications plc                                         9.13    12/15/2010        6,452
                                                                                                          --------
            Total Eurodollar and Yankee Obligations (cost: $38,580)                                         36,597
                                                                                                          --------
            ASSET-BACKED SECURITIES (17.6%)

            FINANCIALS (17.6%)
            ------------------
            ASSET-BACKED FINANCING (17.6%)
      299   Aerco Ltd.(a)                                                          0.81(b)  7/15/2025          300
    4,000   AESOP Funding II, LLC(a)                                               0.51(b)  3/20/2012        3,413
    1,000   AESOP Funding II, LLC(a),(d)                                           9.31    10/20/2013        1,008
      220   Airport Airplanes                                                      0.66(b)  3/15/2019          176
    2,000   American Express Credit Account Master Trust                           0.57(b) 12/15/2013        1,800
    2,500   American Express Credit Account Master Trust                           0.56(b)  9/15/2014        2,121
    1,287   AmeriCredit Automobile Receivables Trust                               2.05(b)  1/12/2012        1,283
    5,000   AmeriCredit Automobile Receivables Trust                               6.96    10/14/2014        4,607
   10,000   ARG Funding Corp.(a)                                                   4.29     4/20/2011        9,180
    3,377   Aviation Capital Group Trust (INS)(a)                                  0.99(b)  9/20/2033        3,221
    4,000   Banc of America Credit Card Trust                                      4.72     5/15/2013        4,125
    2,000   Banc of America Securities Auto Trust                                  5.51     2/19/2013        1,792
    4,000   Bank of America Auto Trust(a)                                          5.73     1/20/2013        4,117
    5,000   Bank of America Auto Trust(a)                                          3.52     6/15/2016        5,001
    2,000   Bank One Issuance Trust                                                4.77     2/16/2016        1,777
    2,000   Bank One Issuance Trust                                                1.09     2/15/2017        1,564
    2,000   Cabela's Credit Card Master Note Trust(a)                              5.26    10/15/2014        2,024
      875   Capital One Auto Finance Trust (INS)                                   4.71     6/15/2012          885
    2,000   Capital One Auto Finance Trust                                         0.32(b)  5/15/2013        1,859
      750   Capital One Auto Finance Trust                                         0.32     4/15/2014          669
    3,637   Capital One Multi-Asset Execution Trust                                6.00     8/15/2013        3,594

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $  3,000   Capital One Multi-Asset Execution Trust                               3.20%     4/15/2014     $  3,008
    1,274   Caterpillar Financial Asset Trust                                     5.34      6/25/2012        1,302
    2,000   Caterpillar Financial Asset Trust                                     4.94      4/25/2014        2,005
    2,796   CenterPoint Energy Transition Bond Co., LLC                           4.19      2/01/2020        2,878
    2,275   Chase Issuance Trust                                                  2.40      6/17/2013        2,281
    1,000   Citibank Credit Card Issuance Trust                                   6.95      2/18/2014          999
    4,000   Citibank Credit Card Issuance Trust                                   4.40      6/20/2014        4,145
    4,000   Citibank Credit Card Issuance Trust                                   6.30      6/20/2014        3,906
    2,000   CNH Equipment Trust                                                   5.28     11/15/2012        2,074
    5,000   CPS Auto Receivables Trust (INS)                                      6.48      7/15/2013        4,814
      872   Credit Acceptance Auto Dealer Loan Trust                              6.16      4/15/2013          867
    1,230   E*Trade RV and Marine Trust                                           3.62     10/08/2018        1,201
    3,000   Fifth Third Auto Trust                                                4.81      1/15/2013        2,998
    2,000   Ford Credit Auto Owner Trust                                          2.04      4/15/2013        1,993
    2,000   GE Capital Credit Card Master Note Trust                              0.40(b)   9/15/2012        1,988
    2,000   GE Capital Credit Card Master Note Trust                              0.53(b)   9/15/2012        1,960
      600   GE Capital Credit Card Master Note Trust                              0.46(b)   3/15/2013          581
    1,000   GE Capital Credit Card Master Note Trust                              0.56(b)   3/15/2013          904
    1,000   GE Capital Credit Card Master Note Trust                              0.30(b)   6/15/2013          983
    1,000   GE Capital Credit Card Master Note Trust                              0.59(b)   6/15/2013          868
    1,000   GE Capital Credit Card Master Note Trust                              0.33(b)   3/15/2015          897
    1,000   GE Dealer Floorplan Master Note Trust                                 0.30(b)  10/20/2011          995
    3,000   GE Equipment Midticket, LLC                                           0.44(b)   9/15/2017        2,336
    4,000   Hertz Vehicle Financing, LLC(a)                                       5.08     11/25/2011        3,936
    2,000   Honda Auto Receivables Owner Trust                                    5.57     11/21/2013        2,099
    3,000   Honda Auto Receivables Owner Trust                                    4.43      7/15/2015        3,094
    1,781   HSBC Automotive Trust                                                 4.94     11/19/2012        1,828
    2,500   HSBC Private Label Credit Card Master Note Trust                      0.31(b)  12/16/2013        2,459
    3,000   Huntington Auto Trust(a)                                              4.81      4/16/2012        3,082
    2,000   Hyundai Auto Receivables Trust                                        5.48     11/17/2014        2,094
    5,000   John Deere Owner Trust                                                5.07      4/15/2014        5,115
    5,000   John Deere Owner Trust                                                3.96      5/16/2016        5,006
    2,802   Long Beach Acceptance Auto Receivables Trust                          5.50      5/15/2013        2,830
    2,000   MBNA Master Credit Card Note Trust                                    6.80      7/15/2014        1,930
    5,000   Nissan Auto Receivables Owner Trust                                   4.28      6/16/2014        5,129
    2,000   Nissan Auto Receivables Owner Trust                                   5.05     11/17/2014        2,051
    3,000   Rental Car Finance Corp.(a)                                           0.43(b)   7/25/2013        2,112
    2,500   SLM Student Loan Trust                                                0.99     12/15/2023        2,391
    6,278   SLM Student Loan Trust                                                0.88(b)   1/27/2025        4,688
    1,250   SLM Student Loan Trust                                                0.70(b)  10/27/2025          883
    1,912   SLM Student Loan Trust                                                1.05(b)  10/25/2038        1,375
      171   Triad Automobile Receivables Owners Trust                             5.26     11/14/2011          172
      154   UPFC Auto Receivables Trust                                           5.75      9/15/2010          154
    1,478   USXL Funding, LLC (INS)(a)                                            5.38      4/15/2014        1,396

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $  3,000   Volkswagen Auto Loan Enhanced Trust                                   6.24%     7/20/2015     $  3,110
    2,000   Wachovia Auto Owner Trust                                             4.81      9/20/2012        2,062
    2,000   Wachovia Auto Owner Trust                                             5.35      3/20/2014        1,996
    2,000   WFS Financial Owner Trust                                             4.76      5/17/2013        1,968
                                                                                                          --------
            Total Financials                                                                               163,459
                                                                                                          --------
            Total Asset-Backed Securities (cost: $159,696)                                                 163,459
                                                                                                          --------
            COMMERCIAL MORTGAGE SECURITIES (22.8%)

            FINANCIALS (22.8%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (21.3%)
    2,000   Banc of America Commercial Mortgage, Inc.                             4.65      9/11/2036        2,026
       93   Banc of America Commercial Mortgage, Inc.                             3.52     11/10/2038           94
    3,000   Banc of America Commercial Mortgage, Inc.                             4.50      7/10/2042        2,993
    5,100   Banc of America Commercial Mortgage, Inc.                             5.14(b)  11/10/2042        4,808
    3,000   Banc of America Commercial Mortgage, Inc.                             4.50      7/10/2043        2,989
    1,000   Banc of America Commercial Mortgage, Inc.                             4.62      7/10/2043          985
    5,557   Banc of America Commercial Mortgage, Inc.                             4.78      7/10/2043        5,472
    3,000   Banc of America Commercial Mortgage, Inc.                             5.33(b)   7/10/2045        2,974
    1,500   Banc of America Commercial Mortgage, Inc.                             5.17      9/10/2047        1,428
    3,000   Banc of America Commercial Mortgage, Inc.                             6.02      2/10/2051        2,832
    1,506   Bear Stearns Commercial Mortgage Securities, Inc.                     4.00      3/13/2040        1,469
    3,000   Chase Commercial Mortgage Securities Corp.                            7.73      1/15/2032        2,919
      487   Chase Commercial Mortgage Securities Corp.                            7.76      4/15/2032          490
    4,379   Chase Commercial Mortgage Securities Corp.                            7.32     10/15/2032        4,443
      956   Commercial Mortgage Asset Trust                                       6.64      1/17/2032          956
    2,000   Commercial Mortgage Asset Trust                                       7.64     11/17/2032        1,490
    2,000   Commercial Mortgage Trust                                             4.58     10/15/2037        1,865
    1,995   Commercial Mortgage Trust(a)                                          5.65      3/03/2041        1,435
    1,000   Commercial Mortgage Trust(a)                                          5.15      5/10/2043        1,005
    2,000   Credit Suisse First Boston Mortgage Securities Corp.(a)               5.78     12/15/2035        1,167
    1,000   Credit Suisse First Boston Mortgage Securities Corp.                  4.92      4/15/2037          579
    2,890   Credit Suisse First Boston Mortgage Securities Corp.                  4.51      7/15/2037        2,889
    2,717   Credit Suisse First Boston Mortgage Securities Corp.                  4.18     11/15/2037        2,696
    1,320   Credit Suisse First Boston Mortgage Securities Corp.                  5.10      8/15/2038        1,268
    1,936   Credit Suisse First Boston Mortgage Securities Corp.                  3.88     10/15/2039        1,926
    2,520   Credit Suisse First Boston Mortgage Securities Corp.                  7.55      4/15/2062        2,548
    1,950   Deutsche Mortgage & Asset Receiving Corp.                             7.50      6/15/2031        1,831
    5,000   DLJ Commercial Mortgage Corp.                                         8.12(b)  10/10/2032        5,002
    3,000   First Union National Bank Commercial Mortgage Trust                   6.22     12/12/2033        3,092
      559   G-Force, LLC(a)                                                       4.39      8/22/2036          486
      276   GE Commercial Mortgage Corp.                                          4.17      7/10/2037          273

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $  1,800   GE Commercial Mortgage Corp.                                          5.51%    11/10/2045     $  1,764
    4,446   GE Commercial Mortgage Corp.                                          4.35      6/10/2048        4,437
    5,000   GMAC Commercial Mortgage Securities, Inc.                             7.53(b)   9/15/2033        4,825
    2,000   GMAC Commercial Mortgage Securities, Inc.                             6.50      5/15/2035        1,939
    2,000   GMAC Commercial Mortgage Securities, Inc.                             4.75      5/10/2043        1,585
    6,037   Greenwich Capital Commercial Funding Corp.                            4.31      8/10/2042        6,015
    2,205   GS Mortgage Securities Corp. II(a)                                    4.48      7/10/2039        2,168
    1,701   GS Mortgage Securities Corp. II(a)                                    6.04      8/15/2018        1,683
    1,000   GS Mortgage Securities Corp. II                                       5.53      8/10/2038          427
    2,776   GS Mortgage Securities Corp. II                                       4.30      1/10/2040        2,674
    4,355   J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.85      8/15/2042        4,283
      766   J.P. Morgan Chase Commercial Mortgage Securities Corp.                6.24      4/15/2035          760
    4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.82      9/12/2037        4,017
    4,200   J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.87     10/15/2042        4,358
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.49      4/15/2043        1,961
    4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.79      6/12/2043        3,936
      960   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.20     12/15/2044          938
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.88(b)   4/15/2045        1,989
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.52      5/12/2045        2,911
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.37      5/15/2045        2,901
    4,928   J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.63      3/15/2046        4,879
    2,000   LB-UBS Commercial Mortgage Trust(a)                                   6.83      7/14/2016        2,041
      244   LB-UBS Commercial Mortgage Trust                                      6.27      6/15/2020          245
    1,373   LB-UBS Commercial Mortgage Trust                                      4.56      9/15/2026        1,355
    2,270   LB-UBS Commercial Mortgage Trust                                      4.56      9/15/2027        2,269
    2,000   LB-UBS Commercial Mortgage Trust                                      4.51     12/15/2029        1,905
    1,692   LB-UBS Commercial Mortgage Trust                                      5.02      2/15/2031        1,701
      677   Merrill Lynch Mortgage Investors, Inc.                                7.56     11/15/2031          677
    1,500   Merrill Lynch Mortgage Trust                                          5.10(b)   7/12/2038          738
    4,608   Merrill Lynch Mortgage Trust                                          4.81      9/12/2042        4,617
    3,070   Merrill Lynch Mortgage Trust                                          4.56      6/12/2043        3,022
    3,000   Merrill Lynch-Countrywide Commercial Mortgage Trust                   5.38      7/12/2046        2,887

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $  2,000   Morgan Stanley Capital I, Inc.                                        4.73%     6/12/2047     $  1,935
    4,364   Morgan Stanley Dean Witter Capital I, Inc.                            7.49      2/23/2034        4,438
    2,803   Morgan Stanley Dean Witter Capital I, Inc.                            6.51      4/15/2034        2,919
    1,387   Morgan Stanley Dean Witter Capital I, Inc.(a)                         4.97      5/24/2043        1,271
      900   Morgan Stanley Dean Witter Capital I, Inc.(a)                         5.13      5/24/2043          415
    2,000   Mortgage Capital Funding, Inc.                                        7.09(b)   6/18/2030        1,979
    3,000   PNC Mortgage Acceptance Corp.                                         7.51     12/10/2032        3,008
    2,000   PNC Mortgage Acceptance Corp.                                         7.50     10/12/2033        2,064
    2,000   Prudential Securities Secured Financing Corp.                         6.76      6/16/2031        2,021
    1,901   Salomon Brothers Mortgage Securities VII, Inc.                        7.46      7/18/2033        1,913
    2,030   Salomon Brothers Mortgage Securities VII, Inc.                        4.47      3/18/2036        2,007
    2,000   SBA Trust(a)                                                          5.45     11/15/2036        1,847
    3,434   Structured Asset Securities Corp.                                     7.15     10/12/2034        3,505
      334   Trizechahn Office Properties Trust(a)                                 6.09      5/15/2016          348
    4,256   Wachovia Bank Commercial Mortgage Trust                               4.78      3/15/2042        4,212
    4,500   Wachovia Bank Commercial Mortgage Trust                               4.66      4/15/2042        4,370
    4,080   Wachovia Bank Commercial Mortgage Trust                               5.24      7/15/2042        4,116
    2,000   Wachovia Bank Commercial Mortgage Trust                               5.17(b)  10/15/2044        1,989
    5,000   Wachovia Bank Commercial Mortgage Trust                               5.50     10/15/2048        4,735
                                                                                                          --------
                                                                                                           197,429
                                                                                                          --------
            ESCROWED BONDS (1.0%)
    4,000   Four Times Square Trust                                               7.80      4/15/2015        4,031
    1,792   GS Mortgage Securities Corp. II(a)                                    6.21      2/14/2016        1,783
    3,000   GS Mortgage Securities Corp. II(a)                                    6.77      5/03/2018        3,183
                                                                                                          --------
                                                                                                             8,997
                                                                                                          --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
   40,645   Credit Suisse First Boston Mortgage
              Securities Corp., acquired 2/26/2004
              and 8/30/2004; cost $1,819(a),(e)                                   0.95      1/15/2037          595
    6,736   Credit Suisse First Boston Mortgage
              Securities Corp., acquired 6/17/2003
              and 8/04/2005; cost $594(a),(e)                                     1.69      5/15/2038           99
    9,209   Greenwich Capital Commercial
              Funding Corp., acquired 7/17/2003;
              cost $534(a),(e)                                                    1.99      1/11/2035           67
  150,410   LB-UBS Commercial Mortgage Trust,
              acquired 7/10/2009; cost $1,951(e)                                  0.60     10/15/2036        1,882
   38,729   LB-UBS Commercial Mortgage Trust,
              acquired 5/20/2003 and 12/14/2007;
              cost $1,225(a),(e)                                                  1.04      2/15/2037          342
   56,293   Morgan Stanley Capital I, Inc.,
               acquired 5/09/2008; cost $1,335(a),(e)                             0.87      4/15/2038          888

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $ 67,772   Morgan Stanley Capital I, Inc.,
              acquired 5/09/2008; cost $1,784(a),(e)                              0.99%     1/13/2041     $  1,289
                                                                                                          --------
                                                                                                             5,162
                                                                                                          --------
            Total Financials                                                                               211,588
                                                                                                          --------
            Total Commercial Mortgage Securities (cost: $215,476)                                          211,588
                                                                                                          --------
            U.S. GOVERNMENT AGENCY ISSUES (16.6%)(F)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
    2,000   Freddie Mac(+)                                                        4.50      1/15/2029        2,071
                                                                                                          --------
            DEBENTURES (3.9%)
    2,000   Bank of America Corp. (INS)                                           3.13      6/15/2012        2,069
    3,000   Citbank, N.A. (INS)                                                   1.63      3/30/2011        3,025
    3,000   Citigroup, Inc. (INS)                                                 1.38      5/05/2011        3,009
    3,000   Citigroup, Inc. (INS)                                                 1.02(b)   5/07/2012        3,008
    5,000   Fannie Mae(+)                                                         1.38      4/28/2011        5,026
    4,000   Fannie Mae(+)                                                         1.88      4/20/2012        4,024
    3,000   General Electric Capital Corp. (INS)                                  2.13     12/21/2012        3,000
    1,000   MetLife, Inc. (INS)                                                   0.92(b)   6/29/2012        1,013
    5,000   PNC Funding Corp. (INS)                                               0.89(b)   6/22/2011        5,039
    2,000   PNC Funding Corp. (INS)                                               0.80(b)   4/01/2012        2,018
    2,000   Sovereign Bank (INS)                                                  2.75      1/17/2012        2,027
    3,000   State Street Corp. (INS)                                              1.85      3/15/2011        3,041
                                                                                                          --------
                                                                                                            36,299
                                                                                                          --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    7,106   Government National Mortgage Assn.                                    1.75(b)   7/16/2010          113
                                                                                                          --------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (12.5%)
    9,783   Fannie Mae(+)                                                         4.50      5/01/2023       10,060
    4,579   Fannie Mae(+)                                                         4.50      2/01/2024        4,708
    4,099   Fannie Mae(+)                                                         5.00     12/01/2021        4,280
    8,813   Fannie Mae(+)                                                         5.00      6/01/2023        9,166
    6,586   Fannie Mae(+)                                                         5.00      9/01/2023        6,850
   20,946   Fannie Mae(+)                                                         5.00      2/01/2024       21,785
    5,524   Fannie Mae(+)                                                         5.50     12/01/2020        5,814
    3,937   Fannie Mae(+)                                                         5.50      2/01/2023        4,130
   11,562   Fannie Mae(+)                                                         5.50      6/01/2023       12,126
    6,332   Fannie Mae(+)                                                         6.00     10/01/2022        6,723
    7,788   Fannie Mae(+)                                                         6.00      1/01/2023        8,269
    4,091   Fannie Mae(+)                                                         6.00      1/01/2023        4,343
    4,256   Fannie Mae(+)                                                         6.00      7/01/2023        4,518
    3,336   Freddie Mac(+)                                                        3.90(b)   4/01/2035        3,415
    3,245   Freddie Mac(+)                                                        5.00      5/01/2020        3,394

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
 $  1,775   Freddie Mac(+)                                                        5.00%     9/01/2020     $  1,857
    1,018   Freddie Mac(+)                                                        5.50     11/01/2018        1,074
    2,953   Freddie Mac(+)                                                        5.50      4/01/2021        3,096
                                                                                                          --------
                                                                                                           115,608
                                                                                                          --------
            Total U.S. Government Agency Issues (cost: $149,368)                                           154,091
                                                                                                          --------
            MUNICIPAL BONDS (4.2%)

            AIRPORT/PORT (0.4%)
      980   Cleveland (INS)                                                       5.24      1/01/2017          961
    2,745   College Park Georgia (INS)                                            5.66      1/01/2012        2,790
                                                                                                          --------
                                                                                                             3,751
                                                                                                          --------
            APPROPRIATED DEBT (0.1%)
    1,150   Reeves County (INS)                                                   5.75      3/01/2012        1,140
                                                                                                          --------
            BUILDINGS (0.3%)
    3,000   Rhode Island EDC                                                      3.78      5/15/2012        3,027
                                                                                                          --------
            COMMUNITY SERVICE (0.2%)
    1,500   American National Red Cross                                           5.36     11/15/2011        1,517
                                                                                                          --------
            ELECTRIC UTILITIES (0.6%)
    2,000   Air Quality Dev. Auth.                                                4.75      8/01/2029        2,020
    2,000   Maricopa County                                                       5.50      5/01/2029        2,019
    1,605   Mississippi Dev. Bank (INS)                                           5.24      7/01/2011        1,637
                                                                                                          --------
                                                                                                             5,676
                                                                                                          --------
            ELECTRIC/GAS UTILITIES (0.3%)
    1,750   Energy Northwest                                                      5.23      7/01/2011        1,841
      915   Pedernales Electric Cooperative, Inc. (INS)(a)                        4.09     11/15/2012          917
                                                                                                          --------
                                                                                                             2,758
                                                                                                          --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
    2,000   Amelia County IDA                                                     4.80      4/01/2027        2,010
    1,085   New York State                                                        4.88      7/01/2017        1,088
    1,500   Okeechobee County                                                     5.00      7/01/2039        1,506
    1,600   Yavapai County IDA                                                    4.00      6/01/2027        1,599
                                                                                                          --------
                                                                                                             6,203
                                                                                                          --------
            GENERAL OBLIGATION (0.2%)
    2,000   California                                                            5.65      4/01/2039        2,023
                                                                                                          --------
            NURSING/CCRC (0.2%)
    2,000   Waco Health Facilities Dev. Corp. (INS)                               5.27      2/01/2016        2,044
                                                                                                          --------
            SALES TAX (0.5%)
    5,000   Louisiana                                                             3.00(b)   5/01/2043        4,974
                                                                                                          --------

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                           COUPON                      VALUE
(000)       SECURITY                                                              RATE      MATURITY         (000)
------------------------------------------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
 $    795   City and County of San Francisco
              Redevelopment Financing Auth. (INS)                                 5.62%     8/01/2016     $    795
    1,000   New York State Environmental Facilities Corp. (INS)                   4.02     12/15/2009        1,010
    3,000   New York State Housing Finance Agency                                 5.17      9/15/2009        3,014
    1,000   New York State Housing Finance Agency                                 5.19      9/15/2011        1,052
                                                                                                          --------
                                                                                                             5,871
                                                                                                          --------
            Total Municipal Bonds (cost: $38,641)                                                           38,984
                                                                                                          --------
            MONEY MARKET INSTRUMENTS (3.6%)

            COMMERCIAL PAPER (0.3%)

            MATERIALS (0.3%)
            ----------------
            PAPER PACKAGING (0.3%)
    3,000   Sonoco Products Co.                                                   0.50      8/03/2009        3,000
                                                                                                          --------
            VARIABLE-RATE DEMAND NOTES (1.9%)

            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE FACILITIES (0.4%)
    3,295   Albany IDA (LOC - RBS Citizens, N.A.)                                 3.50      5/01/2035        3,295
                                                                                                          --------
            MUNICIPAL BONDS (0.9%)
            ----------------------
            MULTIFAMILY HOUSING (0.9%)
    8,625   Housing Finance Commission
            (LOC - HSH Nordbank A.G.)                                             2.25      3/01/2036        8,625
                                                                                                          --------
            UTILITIES (0.6%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    6,000   Gulf Coast IDA                                                        3.75      5/01/2039        6,000
                                                                                                          --------
            Total Variable-Rate Demand Notes                                                                17,920
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (1.4%)
12,604,512  State Street Institutional Liquid Reserve Fund, 0.31%(g)                                        12,605
                                                                                                          --------
            Total Money Market Instruments (cost: $33,525)                                                  33,525
                                                                                                          --------

            TOTAL INVESTMENTS (COST: $904,999)                                                            $918,237
                                                                                                          ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

    reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDC    Economic Development Corp.
    IDA    Industrial Development Authority/Agency
    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Federal Deposit Insurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

           the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2009.

    (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (d) Security was fair valued at July 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2009, was $5,162,000, which represented 0.5% of the Fund's net assets.

    (f) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

        enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (g) Rate represents the money market fund annualized seven-day yield at July 31, 2009.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $904,999)                  $918,237
  Cash                                                                                434
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 7)                                               64
        Nonaffiliated transactions                                                  3,771
     USAA Transfer Agency Company (Note 6D)                                             1
     Interest                                                                       7,347
                                                                                 --------
        Total assets                                                              929,854
                                                                                 --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                          584
     Dividends on capital shares                                                      231
  Accrued management fees                                                             211
  Accrued transfer agent's fees                                                        49
  Other accrued expenses and payables                                                  69
                                                                                 --------
        Total liabilities                                                           1,144
                                                                                 --------
           Net assets applicable to capital shares outstanding                   $928,710
                                                                                 ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $962,934
  Accumulated net realized loss on investments                                    (47,462)
  Net unrealized appreciation of investments                                       13,238
                                                                                 --------
           Net assets applicable to capital shares outstanding                   $928,710
                                                                                 ========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $902,546/101,499 shares outstanding)             $   8.89
                                                                                 ========
     Institutional Shares (net assets of $26,164/2,942 shares outstanding)       $   8.89
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $41,009
                                                                        -------
EXPENSES
  Management fees                                                         2,028
  Administration and servicing fees:
     Fund Shares                                                          1,049
     Institutional Shares                                                     6
  Transfer agent's fees:
     Fund Shares                                                          1,520
     Institutional Shares                                                     6
  Custody and accounting fees:
     Fund Shares                                                            163
     Institutional Shares                                                     2
  Postage:
     Fund Shares                                                             58
  Shareholder reporting fees:
     Fund Shares                                                             35
  Trustees' fees                                                             10
  Registration fees:
     Fund Shares                                                             90
     Institutional Shares                                                     1
  Professional fees                                                          78
  Other                                                                      20
                                                                        -------
        Total expenses                                                    5,066
  Expenses paid indirectly:
     Fund Shares                                                             (1)
                                                                        -------
        Net expenses                                                      5,065
                                                                        -------
NET INVESTMENT INCOME                                                    35,944
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                      (2,976)
  Change in net unrealized appreciation/depreciation                     18,207
                                                                        -------
        Net realized and unrealized gain                                 15,231
                                                                        -------
  Increase in net assets resulting from operations                      $51,175
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                     2009         2008
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $ 35,944     $ 26,458
  Net realized loss on investments                                 (2,976)        (239)
  Net realized gain on futures transactions                             -          403
  Change in net unrealized appreciation/depreciation
     of investments                                                18,207       (3,665)
                                                                 ---------------------
     Increase in net assets resulting from operations              51,175       22,957
                                                                 ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                   (35,289)     (26,438)
    Institutional Shares*                                            (655)           -
                                                                 ---------------------
    Distributions to shareholders                                 (35,944)     (26,438)
                                                                 ---------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                     236,744      139,195
  Institutional Shares*                                            25,336            -
                                                                 ---------------------
     Total net increase in net assets from capital
        share transactions                                        262,080      139,195
                                                                 ---------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 6D):
     Fund Shares                                                        1            -
                                                                 ---------------------
  Net increase in net assets                                      277,312      135,714
                                                                 ---------------------
NET ASSETS
  Beginning of year                                               651,398      515,684
                                                                 ---------------------
  End of year                                                    $928,710     $651,398
                                                                 =====================

* Institutional shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

The Fund has two classes of shares: Short-Term Bond Fund Shares (Fund Shares) and, effective August 1, 2008, Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of July 31, 2009:

                                                   OTHER SIGNIFICANT       SIGNIFICANT
                                   QUOTED PRICES   OBSERVABLE INPUTS      UNOBSERVABLE
INVESTMENTS*                           (LEVEL 1)           (LEVEL 2)  INPUTS (LEVEL 3)
--------------------------------------------------------------------------------------
Fixed Income Securities:
  Corporate Obligations              $         -        $279,993,000        $        -
  Eurodollar & Yankee Obligations              -          36,597,000                 -
  Asset-Backed Securities                      -         162,451,000         1,008,000
  Commercial Mortgage Securities               -         211,588,000                 -
  U.S. Government Agency Issues                -         154,091,000                 -
  Municipal Bonds                              -          38,984,000                 -

Money Market Instruments:
  Commercial Paper                             -           3,000,000                 -
  Variable-Rate Demand Notes                   -          17,920,000                 -
  Money Market Funds                  12,605,000                   -                 -
--------------------------------------------------------------------------------------
Total                                $12,605,000        $904,624,000        $1,008,000
--------------------------------------------------------------------------------------

    *Refer to the portfolio of investments for a detailed list of the Fund's investments.

    For the security valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the security was valued in good faith using a method determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value method included obtaining a market quotation from the broker-dealer from which the Fund purchased the security.

    The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 ASSET-BACKED
                                                                   SECURITIES
     ------------------------------------------------------------------------
     Balance as of July 31, 2008                                   $        -
     Net realized gain (loss)                                               -
     Change in net unrealized appreciation/depreciation                 8,000
     Net purchases (sales)                                          1,000,000
     Transfers in and/or out of Level 3                                     -
     ------------------------------------------------------------------------
     Balance as of July 31, 2009                                   $1,008,000
     ------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

    companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2009.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2009, these custodian and other bank credits reduced the Fund Shares' expenses by $1,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

I. SUBSEQUENT EVENTS -- Effective July 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through September 18, 2009, the date the financial statements were issued, and has determined that there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

For the year ended July 31, 2009, the Fund paid CAPCO facility fees of $3,000, which represents 1.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the expiration of capital loss carryovers resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $3,526,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2009, and 2008, was as follows:

                                          2009               2008
                                      ------------------------------
Ordinary income*                      $35,944,000        $26,438,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                             $ 231,000
Accumulated capital and other losses                    (47,461,000)
Unrealized appreciation                                  13,238,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had a current post-October capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

loss of $1,701,000 and capital loss carryovers of $45,760,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                         CAPITAL LOSS CARRYOVERS
               --------------------------------------------
               EXPIRES                            BALANCE
               -------                          -----------
                2010                            $ 2,084,000
                2011                             39,474,000
                2012                              1,083,000
                2014                              1,383,000
                2015                                461,000
                2017                              1,275,000
                                                -----------
                                  Total         $45,760,000
                                                ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2009, were $490,426,000 and $212,993,000 respectively.

As of July 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $904,999,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2009, for federal income tax purposes, were $28,745,000 and $15,507,000, respectively, resulting in net unrealized appreciation of $13,238,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                         YEAR ENDED              YEAR ENDED
                                         7/31/2009               7/31/2008
-------------------------------------------------------------------------------

                                     SHARES     AMOUNT       SHARES     AMOUNT
                                     ------------------------------------------
FUND SHARES:
Shares sold                          53,018   $ 453,919      34,963   $ 311,031
Shares issued from reinvested
 dividends                            3,844      32,907       2,725      24,239
Shares redeemed                     (29,298)   (250,082)    (22,017)   (196,075)
                                     ------------------------------------------
Net increase from capital
 share transactions                  27,564   $ 236,744      15,671   $ 139,195
                                     ==========================================
INSTITUTIONAL SHARES
 (INITIATED ON AUGUST 1, 2008):
Shares sold                           3,347   $  28,755           -   $       -
Shares issued from
 reinvested dividends                    76         655           -           -
Shares redeemed                        (481)     (4,074)          -           -
                                     ------------------------------------------
Net increase from capital
 share transactions                   2,942   $  25,336           -   $       -
                                     ==========================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Bond Funds Index over the performance period. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,028,000, which included a performance adjustment for the Fund shares and Institutional Shares of $319,000 and $1,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.05% and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,049,000 and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2009, the Fund reimbursed the Manager $17,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.41% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    ended July 31, 2009, the Institutional Shares did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,520,000 and $6,000, respectively. For the year ended July 31, 2009, the Fund Shares recorded a capital contribution of $1,000 from SAS for adjustments related to corrections to shareholder accounts, of which all was receivable from SAS.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2009, the Fund recorded a receivable for capital shares sold of $64,000 for the Target Funds' purchases of Institutional Shares. As of July 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      1.2%
USAA Target Retirement 2020 Fund                                        1.6

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                        NET REALIZED
                                                          COST TO        GAIN (LOSS)
      SELLER                     PURCHASER               PURCHASER        TO SELLER
---------------------------------------------------------------------------------------
USAA High-Yield
 Opportunities Fund       USAA Short-Term Bond Fund     $11,591,000       $ 628,000
USAA Intermediate-Term
 Bond Fund                USAA Short-Term Bond Fund      12,524,000        (100,000)
USAA Income Fund          USAA Short-Term Bond Fund       5,014,000          (1,000)
USAA First Start
 Growth Fund              USAA Short-Term Bond Fund         501,000           1,000
USAA Cornerstone
  Strategy Fund           USAA Short-Term Bond Fund         501,000               -*
USAA Balanced
  Strategy Fund           USAA Short-Term Bond Fund       2,505,000           2,000

*Amount less than $500.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted SFAS 161 on February 1, 2009; however, the Fund did not invest in any derivatives during the period from February 1, 2009, through July 31, 2009. Therefore, no disclosures have been made.

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED JULY 31,
                                                --------------------------------------------------------------
                                                    2009          2008          2007          2006        2005
                                                --------------------------------------------------------------
Net asset value at beginning of period          $   8.81      $   8.85      $   8.80      $   8.87    $   8.98
                                                --------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .43           .41           .40           .36         .30
  Net realized and unrealized gain (loss)            .08          (.04)          .05          (.07)       (.11)
                                                --------------------------------------------------------------
Total from investment operations                     .51           .37           .45           .29         .19
                                                --------------------------------------------------------------
Less distributions from:
  Net investment income                             (.43)         (.41)         (.40)         (.36)       (.30)
                                                --------------------------------------------------------------
Net asset value at end of period                $   8.89      $   8.81      $   8.85      $   8.80    $   8.87
                                                ==============================================================
Total return (%)*                                   6.11          4.26          5.18(a)       3.36        2.19
Net assets at end of period (000)               $902,546      $651,398      $515,684      $439,343    $425,137
Ratios to average net assets: **
  Expenses (%)(b)                                    .72           .69           .69(a)        .69         .56
  Net investment income (%)                         5.04          4.63          4.50          3.94        3.06
Portfolio turnover (%)                                31            33            37            51          42

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the year ended July 31, 2009, average net assets were $700,367,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                       JULY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $  8.81
                                                                       -------
Income from investment operations:
   Net investment income                                                   .45
   Net realized and unrealized gain                                        .08
                                                                       -------
Total from investment operations                                           .53
                                                                       -------
Less distributions from:
   Net investment income                                                  (.45)
                                                                       -------
Net asset value at end of period                                       $  8.89
                                                                       =======
Total return (%)*                                                         6.40
Net assets at end of period (000)                                      $26,164
Ratios to average net assets:**
   Expenses (%)(a)                                                         .39
   Net investment income (%)(a)                                           5.39
Portfolio turnover (%)                                                      31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended July 31, 2009, average net assets were $12,262,000. *** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2009, through July 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                       BEGINNING             ENDING            DURING PERIOD*
                                     ACCOUNT VALUE        ACCOUNT VALUE      FEBRUARY 1, 2009 -
                                    FEBRUARY 1, 2009      JULY 31, 2009         JULY 31, 2009
                                    -----------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00            $1,090.90              $3.73

Hypothetical
 (5% return before expenses)            1,000.00             1,021.22               3.61

INSTITUTIONAL SHARES
Actual                                  1,000.00             1,092.60               2.08

Hypothetical
 (5% return before expenses)            1,000.00             1,022.81               2.01

* Expenses are equal to the annualized expense ratio of 0.72% for Fund Shares and 0.40% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.09% for Fund Shares and 9.26% for Institutional Shares for the six-month period of February 1, 2009, through July 31, 2009.

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

ADVISORY AGREEMENT

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Fund Shares and Institutional Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads for the Fund Shares class and institutional investment companies for the Institutional Shares class), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies (for the Fund Shares class) and all institutional investment companies (for the Institutional Shares class) in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data,

================================================================================

                                                        ADVISORY AGREEMENT |  63

================================================================================

the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of its expense group and above the median of its expense universe for Fund Shares and was below the median of its expense group and expense universe for Institutional Shares. The data indicated that the Fund's total expenses, after any reimbursements, were above the median of its expense group and expense universe for Fund Shares and below the median of its expense group and expense universe for Institutional Shares. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account the Manager's current undertakings to maintain expense limitations for the Institutional Shares.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund Shares was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. This comparison indicated that the performance of the Institutional Shares was above the average of its performance universe and its Lipper index for the four-month period ended December 31, 2008.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

The Board also noted that the percentile performance ranking of the Fund Shares was in the top 50% of its performance universe for the one-, three, and five-year periods ended December 31, 2008. The Board noted that the percentile performance ranking of the Institutional Shares was in the top 50% of its performance universe for the four-month period ended December 31, 2008.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees noted that the Manager had undertaken an expense limitation arrangement for the Institutional Shares. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the each class's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

================================================================================

                                                        ADVISORY AGREEMENT |  65

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of July 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

70  | USAA SHORT-TERM BOND FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

72  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------

>>  SAVE PAPER AND FUND COSTS
    At usaa.com click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23425-0909                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2009 and 2008 were $426,350 and $391,060, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    09/25/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/28/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.